Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	USCF ETF Trust
Entity Central Index Key	0001597389
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Shareholder Report [Line Items]
Fund Name	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Class Name	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Trading Symbol	SDCI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 31,565,622
Holdings Count | Integer	17
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Total Net Assets	$31,565,622
Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of December 31, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	2.3%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Gold Strategy Plus Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Gold Strategy Plus Income Fund
Class Name	USCF Gold Strategy Plus Income Fund
Trading Symbol	USG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 8,750,644
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Total Net Assets	$8,750,644
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of December 31, 2024.
Sector	% of Total Net Assets
Commodity Derivatives	(3.4)%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Sustainable Battery Metals Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Sustainable Battery Metals Strategy Fund
Class Name	USCF Sustainable Battery Metals Strategy Fund
Trading Symbol	ZSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$28	0.59%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.59%
Net Assets	$ 1,288,982
Holdings Count | Integer	44
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Total Net Assets	$1,288,982
Number of Portfolio Holdings	44
Portfolio Turnover Rate	16%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	55.8%
Basic Materials	13.7%
Industrial	3.7%
Energy	0.4%
Commodity Derivatives	(3.4)%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Energy Commodity Strategy Absolute Return Fund
Shareholder Report [Line Items]
Fund Name	USCF Energy Commodity Strategy Absolute Return Fund
Class Name	USCF Energy Commodity Strategy Absolute Return Fund
Trading Symbol	USE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 2,773,291
Holdings Count | Integer	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Total Net Assets	$2,773,291
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of December 31, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	64.4%
Commodity Derivatives	2.7%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Sustainable Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Sustainable Commodity Strategy Fund
Class Name	USCF Sustainable Commodity Strategy Fund
Trading Symbol	ZSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 2,227,884
Holdings Count | Integer	59
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Total Net Assets	$2,227,884
Number of Portfolio Holdings	59
Portfolio Turnover Rate	10%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	33.4%
Energy	19.0%
Utilities	5.3%
Industrial	0.6%
Commodity Derivatives	3.9%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Midstream Energy Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Midstream Energy Income Fund
Class Name	USCF Midstream Energy Income Fund
Trading Symbol	UMI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Midstream Energy Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$47	0.85%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
Net Assets	$ 364,868,242
Holdings Count | Integer	22
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Total Net Assets	$364,868,242
Number of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of December 31, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.5%
Money Market Funds	0.4%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
USCF Dividend Income Fund
Shareholder Report [Line Items]
Fund Name	USCF Dividend Income Fund
Class Name	USCF Dividend Income Fund
Trading Symbol	UDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USCF Dividend Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 3,622,748
Holdings Count | Integer	35
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics The following table outlines key fund statistics that you should pay attention to.
Total Net Assets	$3,622,748
Number of Portfolio Holdings	35
Portfolio Turnover Rate	9%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of December 31, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	46.8%
Consumer, Non-cyclical	28.9%
Communications	11.4%
Technology	6.7%
Money Market Funds	1.6%
Basic Materials	1.5%
Industrial	1.4%
Consumer, Cyclical	1.4%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities